Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 50,348	$ 75,397
Liability derivatives	112,978	156,622
Foreign exchange contracts and other derivatives instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	50,348	83,759
Liability derivatives	116,413	162,061
Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	50,348	75,397
Liability derivatives	77,819	130,604
Foreign exchange contracts | Foreign exchange contracts and other derivatives instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	0	8,362
Liability derivatives	3,435	5,439
Cross Currency Interest Rate Swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	0	0
Liability derivatives	$ 35,159	$ 26,018